iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
ATI, Inc.
(a)
.............................. 102,739 $ 11,790,328
Axon Enterprise, Inc.
(a)
..................... 54,802 31,123,700
Boeing Co. (The)
(a)
........................ 551,371 119,713,671
BWX Technologies, Inc. .................... 66,557 11,503,712
Carpenter Technology Corp. ................. 35,343 11,127,390
Curtiss-Wright Corp. ....................... 27,934 15,399,176
General Dynamics Corp. .................... 186,451 62,770,594
General Electric Co. ....................... 767,091 236,287,041
HEICO Corp. ........................... 31,198 10,095,361
HEICO Corp. , Class A ...................... 55,086 13,905,359
Hexcel Corp. ............................ 58,248 4,304,527
Howmet Aerospace, Inc. .................... 294,713 60,422,059
Huntington Ingalls Industries, Inc. .............. 28,725 9,768,511
Karman Holdings, Inc.
(a) (b)
................... 37,479 2,742,338
L3Harris Technologies, Inc. .................. 137,236 40,288,372
Leonardo DRS, Inc.
(b)
...................... 55,542 1,893,427
Loar Holdings, Inc.
(a) (b)
...................... 31,346 2,131,528
Lockheed Martin Corp. ..................... 152,104 73,568,142
Northrop Grumman Corp. ................... 100,050 57,049,510
Rocket Lab Corp.
(a)
....................... 304,524 21,243,594
RTX Corp. ............................. 986,670 180,955,278
StandardAero, Inc.
(a)
....................... 99,945 2,866,423
Textron, Inc. ............................ 132,196 11,523,525
TransDigm Group, Inc. ..................... 40,786 54,239,262
Woodward, Inc. .......................... 43,977 13,295,127
1,060,007,955
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 86,867 13,964,739
Expeditors International of Washington, Inc. ....... 100,726 15,009,181
FedEx Corp. ............................ 157,750 45,567,665
GXO Logistics, Inc.
(a)
...................... 85,746 4,513,669
United Parcel Service, Inc. , Class B ............ 540,556 53,617,750
132,673,004
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 159,835 12,161,845
BorgWarner, Inc. ......................... 160,857 7,248,216
Gentex Corp. ........................... 171,518 3,991,224
Lear Corp. ............................. 38,626 4,426,540
QuantumScape Corp. , Class A
(a) (b)
............. 302,993 3,157,187
30,985,012
a
Automobiles  —  2 .3%
Ford Motor Co. .......................... 2,869,821 37,652,052
General Motors Co. ....................... 687,968 55,945,558
Harley-Davidson, Inc. ...................... 82,729 1,695,117
Lucid Group, Inc.
(a) (b)
....................... 91,325 965,305
Rivian Automotive, Inc. , Class A
(a) (b)
............. 569,451 11,223,879
Tesla, Inc.
(a)
............................. 2,080,879 935,812,904
Thor Industries, Inc. ....................... 38,227 3,924,766
1,047,219,581
a
Banks  —  3 .8%
Bank of America Corp. ..................... 4,903,959 269,717,745
Bank OZK ............................. 77,741 3,577,641
BOK Financial Corp. ....................... 16,691 1,977,216
Citigroup, Inc. ........................... 1,308,824 152,726,672
Citizens Financial Group, Inc. ................ 318,995 18,632,498
Columbia Banking System, Inc. ............... 217,900 6,090,305
Comerica, Inc. ........................... 93,635 8,139,690
Commerce Bancshares, Inc. ................. 97,049 5,079,545
Cullen/Frost Bankers, Inc. ................... 43,144 5,463,325
Security Shares Value
a
Banks (continued)
East West Bancorp, Inc. .................... 100,399 $ 11,283,844
Fifth Third Bancorp ....................... 489,216 22,900,201
First Citizens BancShares, Inc. , Class A .......... 6,675 14,325,751
First Hawaiian, Inc. ....................... 93,631 2,368,864
First Horizon Corp. ........................ 369,353 8,827,537
FNB Corp. ............................. 267,802 4,579,414
Huntington Bancshares, Inc. ................. 1,141,423 19,803,689
JPMorgan Chase & Co. .................... 2,003,446 645,550,370
KeyCorp ............................... 696,116 14,367,834
M&T Bank Corp. ......................... 115,204 23,211,302
NU Holdings Ltd. , Class A
(a)
.................. 2,462,055 41,214,801
Pinnacle Financial Partners, Inc. ............... 54,861 5,234,288
PNC Financial Services Group, Inc. (The) ........ 290,522 60,640,657
Popular, Inc. ............................ 51,398 6,400,079
Prosperity Bancshares, Inc. .................. 67,188 4,643,363
Regions Financial Corp. .................... 660,023 17,886,623
SOUTHSTATE BANK CORP.
(b)
................ 73,691 6,935,060
Synovus Financial Corp. .................... 100,312 5,020,616
TFS Financial Corp. ....................... 43,720 584,974
Truist Financial Corp. ...................... 949,425 46,721,204
U.S. Bancorp ........................... 1,148,678 61,293,458
Webster Financial Corp. .................... 121,944 7,675,155
Wells Fargo & Co. ........................ 2,318,285 216,064,162
Western Alliance Bancorp ................... 78,738 6,619,504
Wintrust Financial Corp. .................... 48,728 6,813,149
Zions Bancorp NA ........................ 108,524 6,352,995
1,738,723,531
a
Beverages  —  1 .0%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
.......... 5,694 1,111,070
Brown-Forman Corp. , Class A ................ 36,326 955,737
Brown-Forman Corp. , Class B , NVS ............ 108,513 2,827,849
Celsius Holdings, Inc.
(a)
..................... 120,790 5,524,935
Coca-Cola Co. (The) ...................... 2,867,955 200,498,734
Coca-Cola Consolidated, Inc. ................. 41,782 6,405,181
Constellation Brands, Inc. , Class A ............. 106,369 14,674,667
Keurig Dr Pepper, Inc. ..................... 951,524 26,652,187
Molson Coors Beverage Co. , Class B ........... 125,602 5,863,101
Monster Beverage Corp.
(a)
................... 512,696 39,308,402
PepsiCo, Inc. ........................... 1,010,571 145,037,150
Primo Brands Corp. , Class A ................. 188,622 3,083,970
451,942,983
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,306,500 298,522,185
Alnylam Pharmaceuticals, Inc.
(a)
............... 93,486 37,174,708
Amgen, Inc. ............................ 396,667 129,833,076
Apellis Pharmaceuticals, Inc.
(a)
................ 76,308 1,916,857
Biogen, Inc.
(a)
........................... 108,130 19,029,799
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 138,243 8,215,781
Caris Life Sciences, Inc.
(a) (b)
.................. 16,520 445,710
Exact Sciences Corp.
(a)
..................... 137,412 13,955,563
Exelixis, Inc.
(a)
........................... 198,190 8,686,668
Gilead Sciences, Inc. ...................... 918,697 112,760,870
Halozyme Therapeutics, Inc.
(a)
................ 90,014 6,057,942
Incyte Corp.
(a)
........................... 117,577 11,613,080
Insmed, Inc.
(a)
........................... 154,410 26,873,516
Ionis Pharmaceuticals, Inc.
(a)
................. 113,860 9,007,465
Moderna, Inc.
(a) (b)
......................... 260,592 7,684,858
Natera, Inc.
(a)
........................... 95,375 21,849,459
Neurocrine Biosciences, Inc.
(a)
................ 71,157 10,092,197
Regeneron Pharmaceuticals, Inc. .............. 74,835 57,762,891
Revolution Medicines, Inc.
(a)
.................. 127,316 10,140,719
Roivant Sciences Ltd.
(a)
..................... 278,327 6,039,696

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(a)
................. 67,138 $ 1,444,810
Summit Therapeutics, Inc.
(a) (b)
................. 85,830 1,501,167
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 63,997 1,471,931
United Therapeutics Corp.
(a)
.................. 31,280 15,241,180
Vertex Pharmaceuticals, Inc.
(a)
................ 189,587 85,951,162
Viking Therapeutics, Inc.
(a) (b)
.................. 77,445 2,724,515
905,997,805
a
Broadline Retail  —  3 .7%
Amazon.com, Inc.
(a)
....................... 7,074,354 1,632,902,390
Coupang, Inc.
(a)
.......................... 964,789 22,759,372
Dillard's, Inc. , Class A ...................... 2,259 1,369,722
eBay, Inc. .............................. 338,376 29,472,550
Etsy, Inc.
(a)
............................. 71,178 3,946,108
Macy's, Inc. ............................ 198,914 4,386,054
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 44,157 4,840,049
1,699,676,245
a
Building Products  —  0 .5%
A O Smith Corp. ......................... 84,912 5,678,915
AAON, Inc. ............................. 50,294 3,834,918
Advanced Drainage Systems, Inc. ............. 51,856 7,510,305
Allegion PLC ............................ 62,609 9,968,605
Armstrong World Industries, Inc.
(b)
.............. 31,612 6,041,053
Builders FirstSource, Inc.
(a)
.................. 79,691 8,199,407
Carlisle Companies, Inc. .................... 31,511 10,079,108
Carrier Global Corp. ....................... 583,864 30,851,374
Fortune Brands Innovations, Inc. .............. 90,791 4,541,366
Hayward Holdings, Inc.
(a) (b)
................... 145,796 2,252,548
Johnson Controls International PLC ............ 486,313 58,235,982
Lennox International, Inc. ................... 23,373 11,349,461
Masco Corp. ............................ 154,398 9,798,097
Owens Corning .......................... 61,843 6,920,850
Simpson Manufacturing Co., Inc. .............. 31,186 5,035,603
Trane Technologies PLC .................... 164,356 63,967,355
Trex Co., Inc.
(a) (b)
......................... 80,563 2,826,150
247,091,097
a
Capital Markets  —  3 .5%
Affiliated Managers Group, Inc. ............... 20,526 5,917,235
Ameriprise Financial, Inc. ................... 68,020 33,352,927
Ares Management Corp. , Class A .............. 138,366 22,364,097
Bank of New York Mellon Corp. (The) ........... 514,548 59,733,877
BlackRock, Inc.
(c)
......................... 112,359 120,262,332
Blackstone, Inc. .......................... 546,993 84,313,501
Blue Owl Capital, Inc. , Class A ................ 448,189 6,695,944
Brookfield Asset Management Ltd. , Class A
(b)
...... 280,919 14,717,346
Bullish
(a) (b)
.............................. 24,378 923,195
Carlyle Group, Inc. (The) .................... 192,122 11,356,331
Cboe Global Markets, Inc. ................... 76,902 19,302,402
Charles Schwab Corp. (The) ................. 1,256,096 125,496,551
CME Group, Inc. , Class A ................... 264,962 72,355,823
Coinbase Global, Inc. , Class A
(a)
............... 164,329 37,161,360
Evercore, Inc. , Class A ..................... 26,642 9,064,941
FactSet Research Systems, Inc. ............... 28,013 8,129,092
Franklin Resources, Inc. .................... 228,397 5,456,404
Freedom Holding Corp. N.V.
(a) (b)
............... 12,954 1,576,243
Goldman Sachs Group, Inc. (The) ............. 216,695 190,474,905
Hamilton Lane, Inc. , Class A ................. 29,684 3,986,858
Houlihan Lokey, Inc. , Class A ................. 39,931 6,955,581
Interactive Brokers Group, Inc. , Class A .......... 315,612 20,297,008
Intercontinental Exchange, Inc. ............... 419,714 67,976,879
Invesco Ltd. ............................ 271,426 7,130,361
Janus Henderson Group PLC ................ 94,601 4,500,170
Jefferies Financial Group, Inc. ................ 112,475 6,970,076
Security Shares Value
a
Capital Markets (continued)
KKR & Co., Inc. .......................... 498,939 $ 63,604,744
Lazard, Inc. ............................ 67,676 3,286,347
LPL Financial Holdings, Inc. .................. 59,032 21,084,459
MarketAxess Holdings, Inc. .................. 27,162 4,923,112
Moody's Corp. ........................... 114,720 58,604,712
Morgan Stanley .......................... 847,657 150,484,547
Morningstar, Inc. ......................... 17,273 3,753,596
MSCI, Inc. ............................. 53,706 30,812,743
Nasdaq, Inc. ............................ 333,920 32,433,650
Northern Trust Corp. ....................... 139,905 19,109,624
Raymond James Financial, Inc. ............... 134,317 21,569,967
Robinhood Markets, Inc. , Class A
(a)
............. 545,725 61,721,498
S&P Global, Inc. ......................... 223,566 116,833,356
SEI Investments Co. ....................... 75,059 6,156,339
State Street Corp. ........................ 208,329 26,876,524
Stifel Financial Corp. ...................... 73,112 9,155,085
T Rowe Price Group, Inc. ................... 164,268 16,817,758
TPG, Inc. , Class A ........................ 95,110 6,071,822
Tradeweb Markets, Inc. , Class A ............... 86,225 9,272,636
Virtu Financial, Inc. , Class A .................. 62,137 2,070,405
XP, Inc. , Class A ......................... 300,418 4,917,843
1,616,032,206
a
Chemicals  —  1 .0%
Air Products and Chemicals, Inc. .............. 163,543 40,398,392
Albemarle Corp. ......................... 86,315 12,208,394
Ashland, Inc. ............................ 32,779 1,923,144
Axalta Coating Systems Ltd.
(a) (b)
............... 160,199 5,176,030
Celanese Corp.
(b)
......................... 79,988 3,381,893
CF Industries Holdings, Inc. .................. 118,520 9,166,337
Corteva, Inc. ............................ 502,698 33,695,847
Dow, Inc. .............................. 518,332 12,118,602
DuPont de Nemours, Inc. ................... 307,997 12,381,479
Eastman Chemical Co. ..................... 84,370 5,385,337
Ecolab, Inc. ............................ 184,091 48,327,569
Element Solutions, Inc. ..................... 166,786 4,167,982
FMC Corp. ............................. 91,312 1,266,497
Huntsman Corp. ......................... 124,068 1,240,680
International Flavors & Fragrances, Inc. .......... 188,515 12,704,026
Linde PLC ............................. 345,627 147,371,897
LyondellBasell Industries N.V. , Class A .......... 187,246 8,107,752
Mosaic Co. (The) ......................... 235,564 5,674,737
NewMarket Corp. ......................... 4,356 2,993,705
Olin Corp. .............................. 84,590 1,762,010
PPG Industries, Inc. ....................... 166,962 17,106,926
RPM International, Inc. ..................... 93,132 9,685,728
Scotts Miracle-Gro Co. (The) ................. 32,407 1,890,948
Sherwin-Williams Co. (The) .................. 171,378 55,531,613
Solstice Advanced Materials, Inc.
(a)
............. 117,181 5,692,653
Westlake Corp. .......................... 24,029 1,776,704
461,136,882
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 253,943 47,759,060
Clean Harbors, Inc.
(a)
...................... 36,978 8,670,601
Copart, Inc.
(a)
........................... 650,188 25,454,860
MSA Safety, Inc. ......................... 27,925 4,471,910
RB Global, Inc. .......................... 135,810 13,970,775
Republic Services, Inc. ..................... 148,830 31,541,542
Rollins, Inc. ............................. 205,762 12,349,835
Tetra Tech, Inc. .......................... 194,129 6,511,087
Veralto Corp. ............................ 175,177 17,479,161
Waste Management, Inc. .................... 272,923 59,963,912
228,172,743
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 761,332 $ 99,757,332
Ciena Corp.
(a)
........................... 103,659 24,242,730
Cisco Systems, Inc. ....................... 2,935,308 226,106,775
F5, Inc.
(a)
.............................. 42,414 10,826,598
Lumentum Holdings, Inc.
(a) (b)
................. 50,799 18,724,003
Motorola Solutions, Inc. .................... 122,530 46,968,200
Ubiquiti, Inc. ............................ 3,075 1,701,551
428,327,189
a
Construction & Engineering  —  0 .3%
AECOM ............................... 97,525 9,297,058
API Group Corp.
(a)
........................ 270,868 10,363,410
Comfort Systems USA, Inc. .................. 25,554 23,849,293
EMCOR Group, Inc. ....................... 32,492 19,878,281
Everus Construction Group, Inc.
(a) (b)
............ 38,099 3,259,750
MasTec, Inc.
(a)
........................... 45,532 9,897,291
Quanta Services, Inc. ...................... 108,310 45,713,318
Valmont Industries, Inc. ..................... 14,444 5,811,110
WillScot Holdings Corp. , Class A .............. 128,859 2,426,415
130,495,926
a
Construction Materials  —  0 .3%
CRH PLC .............................. 498,634 62,229,523
Eagle Materials, Inc. ....................... 24,274 5,016,950
James Hardie Industries PLC
(a)
............... 111,273 2,308,915
Martin Marietta Materials, Inc. ................ 44,066 27,438,136
Vulcan Materials Co. ...................... 97,448 27,794,118
124,787,642
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 205,645 9,313,662
American Express Co. ..................... 398,280 147,343,686
Capital One Financial Corp. .................. 463,217 112,265,272
Credit Acceptance Corp.
(a) (b)
.................. 3,275 1,452,331
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 25,588 1,045,014
OneMain Holdings, Inc. ..................... 85,517 5,776,673
SLM Corp. ............................. 152,212 4,118,857
SoFi Technologies, Inc.
(a) (b)
.................. 894,188 23,409,842
Synchrony Financial ....................... 265,451 22,146,577
326,871,914
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 305,350 5,242,859
BJ's Wholesale Club Holdings, Inc.
(a)
............ 97,725 8,798,182
Casey's General Stores, Inc. ................. 27,252 15,062,453
Costco Wholesale Corp. .................... 327,338 282,276,651
Dollar General Corp. ...................... 162,262 21,543,526
Dollar Tree, Inc.
(a)
......................... 145,072 17,845,307
Kroger Co. (The) ......................... 445,547 27,837,777
Maplebear, Inc.
(a)
......................... 126,814 5,704,094
Performance Food Group Co.
(a)
............... 113,760 10,229,299
Sprouts Farmers Market, Inc.
(a) (b)
.............. 71,916 5,729,548
Sysco Corp. ............................ 356,479 26,268,937
Target Corp. ............................ 333,954 32,644,003
U.S. Foods Holding Corp.
(a)
.................. 168,700 12,706,484
Walmart, Inc. ............................ 3,208,536 357,462,996
829,352,116
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 1,686,355 14,064,201
AptarGroup, Inc. ......................... 48,949 5,969,820
Avery Dennison Corp. ...................... 57,147 10,393,896
Ball Corp. .............................. 207,497 10,991,116
Crown Holdings, Inc. ...................... 86,077 8,863,349
Graphic Packaging Holding Co. ............... 218,883 3,296,378
International Paper Co. ..................... 387,006 15,244,166
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 64,868 $ 13,377,728
Sealed Air Corp. ......................... 104,091 4,312,490
Silgan Holdings, Inc. ....................... 63,362 2,557,924
Smurfit WestRock PLC ..................... 382,338 14,785,010
Sonoco Products Co. ...................... 74,006 3,229,622
107,085,700
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 101,659 12,499,991
LKQ Corp. ............................. 192,820 5,823,164
Pool Corp. ............................. 24,332 5,565,945
23,889,100
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 375,786 3,032,593
Bright Horizons Family Solutions, Inc.
(a)
.......... 41,944 4,253,122
Duolingo, Inc. , Class A
(a) (b)
................... 27,769 4,873,459
Grand Canyon Education, Inc.
(a)
............... 20,400 3,392,724
H&R Block, Inc. .......................... 97,408 4,245,041
Liberty Live Holdings, Inc. , Class A
(a)
............ 14,245 1,160,967
Liberty Live Holdings, Inc. , Class C
(a) (b)
........... 34,004 2,827,773
Service Corp. International .................. 103,064 8,035,900
31,821,579
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 160,854 10,352,563
a
Diversified Telecommunication Services  —  0 .6%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 162,284 11,786,687
AT&T, Inc. .............................. 5,096,921 126,607,518
Frontier Communications Parent, Inc.
(a)
.......... 179,678 6,840,342
GCI Liberty, Inc. , Series A
(a)
.................. 2,457 90,590
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 23,399 870,677
Iridium Communications, Inc. ................. 69,695 1,211,299
Liberty Global Ltd. , Class A
(a)
................. 121,646 1,355,136
Liberty Global Ltd. , Class C , NVS
(a)
............. 102,896 1,135,972
Verizon Communications, Inc. ................ 3,108,506 126,609,449
276,507,670
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 189,295 12,306,068
American Electric Power Co., Inc. .............. 394,989 45,546,182
Constellation Energy Corp. .................. 230,818 81,541,075
Duke Energy Corp. ....................... 573,987 67,277,016
Edison International ....................... 280,595 16,841,312
Entergy Corp. ........................... 328,634 30,375,641
Evergy, Inc. ............................. 169,384 12,278,646
Eversource Energy ....................... 270,758 18,230,136
Exelon Corp. ............................ 743,241 32,397,875
FirstEnergy Corp. ........................ 403,100 18,046,787
IDACORP, Inc. .......................... 39,284 4,971,783
NextEra Energy, Inc. ...................... 1,538,517 123,512,145
NRG Energy, Inc. ......................... 139,993 22,292,485
OGE Energy Corp. ........................ 150,459 6,424,599
PG&E Corp. ............................ 1,625,213 26,117,173
Pinnacle West Capital Corp. ................. 87,566 7,767,104
PPL Corp. ............................. 544,121 19,055,117
Southern Co. (The) ....................... 813,419 70,930,137
Xcel Energy, Inc. ......................... 435,611 32,174,229
648,085,510
a
Electrical Equipment  —  1 .0%
Acuity, Inc. ............................. 22,719 8,179,749
AMETEK, Inc. ........................... 169,245 34,747,691
Eaton Corp. PLC ......................... 288,437 91,870,069
Emerson Electric Co. ...................... 414,322 54,988,816

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
GE Vernova, Inc. ......................... 201,622 $ 131,774,091
Generac Holdings, Inc.
(a)
.................... 43,690 5,958,005
Hubbell, Inc. ............................ 39,222 17,418,882
nVent Electric PLC ........................ 121,035 12,341,939
Regal Rexnord Corp. ...................... 48,843 6,853,650
Rockwell Automation, Inc. ................... 83,373 32,437,933
Sensata Technologies Holding PLC ............ 104,113 3,465,922
Vertiv Holdings Co. , Class A ................. 279,434 45,271,102
445,307,849
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 899,854 121,606,270
Arrow Electronics, Inc.
(a) (b)
................... 39,370 4,337,787
Avnet, Inc. ............................. 64,066 3,080,293
CDW Corp. ............................. 96,655 13,164,411
Cognex Corp.
(b)
.......................... 126,855 4,564,243
Coherent Corp.
(a)
......................... 112,689 20,799,009
Corning, Inc. ............................ 573,440 50,210,406
Crane NXT Co. .......................... 35,625 1,676,869
Flex Ltd.
(a)
.............................. 274,865 16,607,343
Ingram Micro Holding Corp.
(b)
................. 13,087 279,277
IPG Photonics Corp.
(a)
..................... 18,215 1,304,194
Jabil, Inc. .............................. 77,468 17,664,253
Keysight Technologies, Inc.
(a)
................. 126,414 25,686,061
Littelfuse, Inc. ........................... 17,681 4,471,878
Ralliant Corp. ........................... 83,949 4,273,844
TD SYNNEX Corp. ........................ 57,824 8,686,899
Teledyne Technologies, Inc.
(a)
................. 34,144 17,438,365
Vontier Corp.
(b)
.......................... 108,395 4,030,126
Zebra Technologies Corp. , Class A
(a)
............ 37,543 9,116,191
328,997,719
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 728,512 33,176,436
Halliburton Co. .......................... 629,849 17,799,533
NOV, Inc. .............................. 274,498 4,290,404
SLB Ltd. ............................... 1,102,917 42,329,954
TechnipFMC PLC ........................ 299,735 13,356,192
Weatherford International PLC ................ 53,148 4,159,362
115,111,881
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 185,076 37,816,579
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
18,316 1,637,084
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 154,858 15,255,062
Live Nation Entertainment, Inc.
(a)
.............. 117,080 16,683,900
Madison Square Garden Sports Corp.
(a) (b)
......... 11,838 3,061,899
Netflix, Inc.
(a)
............................ 3,125,487 293,045,661
ROBLOX Corp. , Class A
(a)
................... 457,390 37,062,312
Roku, Inc. , Class A
(a)
...................... 93,934 10,190,899
Spotify Technology SA
(a)
.................... 113,394 65,849,030
Take-Two Interactive Software, Inc.
(a)
............ 134,077 34,327,734
TKO Group Holdings, Inc. , Class A ............. 50,489 10,552,201
Walt Disney Co. (The) ..................... 1,335,524 151,942,565
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,714,289 49,405,809
726,830,735
a
Financial Services  —  3 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 200,913 14,953,955
Apollo Global Management, Inc. ............... 304,675 44,104,753
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,360,202 683,705,535
Block, Inc. , Class A
(a)
...................... 394,441 25,674,165
Corpay, Inc.
(a)
........................... 50,299 15,136,478
Equitable Holdings, Inc. .................... 216,759 10,328,566
Security Shares Value
a
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
................... 33,826 $ 2,574,497
Fidelity National Information Services, Inc. ........ 390,399 25,945,918
Fiserv, Inc.
(a)
............................ 400,229 26,883,382
Global Payments, Inc. ..................... 182,215 14,103,441
Jack Henry & Associates, Inc. ................ 54,280 9,905,014
Mastercard, Inc. , Class A .................... 593,270 338,685,978
MGIC Investment Corp. .................... 162,112 4,736,913
PayPal Holdings, Inc. ...................... 690,897 40,334,567
Rocket Companies, Inc. , Class A .............. 692,970 13,415,899
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 48,818 3,074,069
Toast, Inc. , Class A
(a)
...................... 337,480 11,983,915
UWM Holdings Corp. , Class A ................ 129,077 565,357
Visa, Inc. , Class A ........................ 1,241,423 435,379,460
Voya Financial, Inc. ....................... 70,945 5,284,693
Western Union Co. (The) ................... 194,133 1,807,378
WEX, Inc.
(a)
............................. 26,571 3,958,548
1,732,542,481
a
Food Products  —  0 .4%
Archer-Daniels-Midland Co. .................. 352,705 20,277,010
Bunge Global SA ......................... 97,829 8,714,607
Campbell's Company (The) .................. 143,596 4,002,020
Conagra Brands, Inc. ...................... 352,312 6,098,521
Darling Ingredients, Inc.
(a)
................... 116,384 4,189,824
Flowers Foods, Inc. ....................... 136,040 1,480,115
Freshpet, Inc.
(a)
.......................... 34,320 2,091,118
General Mills, Inc. ........................ 393,379 18,292,123
Hershey Co. (The) ........................ 107,289 19,524,452
Hormel Foods Corp. ....................... 215,069 5,097,135
Ingredion, Inc. ........................... 46,920 5,173,399
J M Smucker Co. (The) ..................... 75,527 7,387,296
Kraft Heinz Co. (The) ...................... 627,285 15,211,661
Lamb Weston Holdings, Inc. ................. 100,077 4,192,226
McCormick & Co., Inc. , NVS ................. 186,914 12,730,713
Mondelez International, Inc. , Class A ............ 955,940 51,458,250
Pilgrim's Pride Corp. ....................... 29,029 1,131,841
Post Holdings, Inc.
(a) (b)
...................... 35,847 3,550,645
Seaboard Corp. .......................... 202 897,854
Smithfield Foods, Inc. ...................... 33,241 742,272
Tyson Foods, Inc. , Class A .................. 204,903 12,011,414
204,254,496
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 116,361 19,505,594
MDU Resources Group, Inc. ................. 152,483 2,976,468
National Fuel Gas Co. ..................... 65,675 5,257,941
UGI Corp. .............................. 161,841 6,057,709
33,797,712
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a) (b)
.................. 13,098 1,680,735
CSX Corp. ............................. 1,379,732 50,015,285
JB Hunt Transport Services, Inc. .............. 57,327 11,140,929
Knight-Swift Transportation Holdings, Inc. ........ 114,014 5,960,652
Landstar System, Inc. ...................... 26,298 3,779,023
Lyft, Inc. , Class A
(a)
........................ 293,359 5,682,364
Norfolk Southern Corp. ..................... 166,440 48,054,557
Old Dominion Freight Line, Inc. ............... 136,906 21,466,861
Ryder System, Inc. ........................ 29,551 5,655,766
Saia, Inc.
(a)
............................. 19,342 6,315,550
Schneider National, Inc. , Class B .............. 34,559 916,850
Uber Technologies, Inc.
(a)
................... 1,484,998 121,339,187
U-Haul Holding Co.
(a) (b)
..................... 6,569 331,143
U-Haul Holding Co. , Series N , NVS ............. 73,871 3,452,731
Union Pacific Corp. ....................... 440,164 101,818,736

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
XPO, Inc.
(a)
............................. 83,575 $ 11,358,678
398,969,047
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 1,276,998 159,995,079
Align Technology, Inc.
(a)
..................... 50,347 7,861,684
Baxter International, Inc. .................... 375,689 7,179,417
Becton Dickinson & Co. .................... 210,261 40,805,352
Boston Scientific Corp.
(a)
.................... 1,086,404 103,588,621
Cooper Companies, Inc. (The)
(a)
............... 145,968 11,963,537
DENTSPLY SIRONA, Inc. ................... 146,495 1,674,438
Dexcom, Inc.
(a)
.......................... 288,158 19,125,046
Edwards Lifesciences Corp.
(a)
................ 422,810 36,044,553
Envista Holdings Corp.
(a)
.................... 122,040 2,649,488
GE HealthCare Technologies, Inc. ............. 338,873 27,794,363
Globus Medical, Inc. , Class A
(a)
............... 82,445 7,198,273
Hologic, Inc.
(a)
........................... 163,807 12,201,983
IDEXX Laboratories, Inc.
(a)
................... 59,342 40,146,643
Inspire Medical Systems, Inc.
(a)
............... 21,973 2,026,570
Insulet Corp.
(a)
........................... 51,687 14,691,513
Intuitive Surgical, Inc.
(a)
..................... 260,316 147,432,570
Masimo Corp.
(a)
.......................... 33,593 4,369,106
Medtronic PLC .......................... 944,927 90,769,688
Penumbra, Inc.
(a)
......................... 27,657 8,598,838
ResMed, Inc. ........................... 107,747 25,953,020
Solventum Corp.
(a)
........................ 108,603 8,605,702
STERIS PLC ............................ 72,014 18,256,989
Stryker Corp. ........................... 253,557 89,117,679
Teleflex, Inc.
(b)
........................... 32,795 4,002,302
Zimmer Biomet Holdings, Inc. ................ 146,304 13,155,656
905,208,110
a
Health Care Providers & Services  —  1 .6%
Acadia Healthcare Co., Inc.
(a) (b)
................ 66,803 947,935
Cardinal Health, Inc. ....................... 175,642 36,094,431
Cencora, Inc. ........................... 134,527 45,436,494
Centene Corp.
(a)
......................... 358,643 14,758,160
Chemed Corp. ........................... 10,448 4,470,281
Cigna Group (The) ........................ 193,891 53,364,620
CVS Health Corp. ........................ 922,637 73,220,472
DaVita, Inc.
(a)
............................ 28,084 3,190,623
Elevance Health, Inc. ...................... 164,042 57,504,923
Encompass Health Corp. ................... 72,223 7,665,749
HCA Healthcare, Inc. ...................... 119,526 55,801,908
Henry Schein, Inc.
(a)
....................... 80,466 6,081,620
Humana, Inc. ........................... 88,754 22,732,562
Labcorp Holdings, Inc. ..................... 61,678 15,473,777
McKesson Corp. ......................... 92,549 75,917,019
Molina Healthcare, Inc.
(a)
.................... 39,401 6,837,650
Quest Diagnostics, Inc. ..................... 82,803 14,368,805
Tenet Healthcare Corp.
(a)
.................... 64,106 12,739,144
UnitedHealth Group, Inc. .................... 671,079 221,529,889
Universal Health Services, Inc. , Class B ......... 40,440 8,816,729
736,952,791
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 126,114 6,172,019
Healthcare Realty Trust, Inc. , Class A ........... 241,065 4,086,052
Healthpeak Properties, Inc. .................. 509,780 8,197,262
Medical Properties Trust, Inc. ................. 366,504 1,832,520
Omega Healthcare Investors, Inc. .............. 210,970 9,354,410
Ventas, Inc. ............................ 345,285 26,718,153
Welltower, Inc. ........................... 507,087 94,120,418
150,480,834
a
Security Shares Value
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 84,803 $ 747,114
Doximity, Inc. , Class A
(a)
.................... 96,023 4,251,899
Veeva Systems, Inc. , Class A
(a)
............... 108,755 24,277,379
29,276,392
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 503,301 8,923,527
Park Hotels & Resorts, Inc. .................. 152,478 1,594,920
10,518,447
a
Hotels, Restaurants & Leisure  —  2 .0%
Airbnb, Inc. , Class A
(a)
...................... 312,464 42,407,614
Aramark ............................... 193,033 7,115,196
Booking Holdings, Inc. ..................... 23,946 128,238,732
Boyd Gaming Corp. ....................... 42,673 3,637,447
Caesars Entertainment, Inc.
(a)
................ 151,007 3,532,054
Carnival Corp.
(a)
.......................... 794,089 24,251,478
Cava Group, Inc.
(a)
........................ 73,324 4,303,386
Chipotle Mexican Grill, Inc.
(a)
................. 970,803 35,919,711
Choice Hotels International, Inc.
(b)
.............. 19,176 1,826,706
Churchill Downs, Inc. ...................... 47,761 5,434,247
Darden Restaurants, Inc. ................... 85,366 15,709,051
Domino's Pizza, Inc. ....................... 23,340 9,728,579
DoorDash, Inc. , Class A
(a)
................... 264,712 59,951,974
DraftKings, Inc. , Class A
(a)
................... 353,072 12,166,861
Dutch Bros, Inc. , Class A
(a) (b)
................. 85,101 5,209,883
Expedia Group, Inc. ....................... 86,424 24,484,783
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 116,450 25,041,408
Hilton Worldwide Holdings, Inc. ............... 168,202 48,316,025
Hyatt Hotels Corp. , Class A .................. 30,264 4,851,924
Las Vegas Sands Corp. .................... 229,026 14,907,302
Marriott International, Inc. , Class A ............. 165,488 51,340,997
McDonald's Corp. ........................ 527,177 161,121,107
MGM Resorts International
(a)
................. 150,531 5,492,876
Norwegian Cruise Line Holdings Ltd.
(a)
........... 327,231 7,303,796
Penn Entertainment, Inc.
(a)
................... 115,442 1,702,770
Planet Fitness, Inc. , Class A
(a)
................ 61,500 6,670,905
Restaurant Brands International, Inc. ............ 237,711 16,219,022
Royal Caribbean Cruises Ltd. ................ 186,905 52,131,543
Starbucks Corp. .......................... 837,501 70,525,959
Texas Roadhouse, Inc. ..................... 48,986 8,131,676
Travel + Leisure Co. ....................... 45,833 3,232,601
Vail Resorts, Inc. ......................... 26,356 3,500,077
Viking Holdings Ltd.
(a)
...................... 128,247 9,158,118
Wendy's Co. (The) ........................ 129,501 1,078,743
Wingstop, Inc.
(b)
.......................... 20,398 4,864,719
Wyndham Hotels & Resorts, Inc. .............. 55,891 4,223,124
Wynn Resorts Ltd.
(b)
....................... 56,261 6,769,886
Yum! Brands, Inc. ........................ 204,804 30,982,749
921,485,029
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 195,968 28,225,271
Garmin Ltd. ............................. 119,730 24,287,231
Lennar Corp. , Class A ...................... 151,287 15,552,304
Lennar Corp. , Class B
(b)
.................... 6,495 617,804
Mohawk Industries, Inc.
(a)
................... 38,550 4,213,515
Newell Brands, Inc. ....................... 307,981 1,145,689
NVR, Inc.
(a) (b)
............................ 2,078 15,154,376
PulteGroup, Inc. ......................... 144,698 16,967,288
SharkNinja, Inc.
(a)
......................... 60,968 6,822,319
Somnigroup International, Inc. ................ 148,528 13,260,580
Toll Brothers, Inc. ......................... 72,763 9,839,013
TopBuild Corp.
(a) (b)
........................ 20,844 8,695,908

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Durables (continued)
Whirlpool Corp. .......................... 39,303 $ 2,835,318
147,616,616
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 180,358 15,123,018
Clorox Co. (The) ......................... 91,235 9,199,225
Colgate-Palmolive Co. ..................... 590,703 46,677,351
Kimberly-Clark Corp. ...................... 244,296 24,647,023
Procter & Gamble Co. (The) ................. 1,732,225 248,245,165
Reynolds Consumer Products, Inc. ............. 39,589 907,380
344,799,162
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 522,317 7,490,026
Brookfield Renewable Corp. ................. 98,060 3,759,620
Clearway Energy, Inc. , Class A ................ 25,416 798,571
Clearway Energy, Inc. , Class C ............... 61,075 2,031,354
Talen Energy Corp.
(a)
...................... 33,311 12,486,295
Vistra Corp. ............................ 248,423 40,078,083
66,643,949
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 392,472 62,834,767
Honeywell International, Inc. ................. 468,986 91,494,479
154,329,246
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 210,336 2,704,921
EastGroup Properties, Inc. .................. 38,334 6,828,819
First Industrial Realty Trust, Inc. ............... 92,978 5,324,850
Lineage, Inc. ............................ 52,023 1,820,805
Prologis, Inc. ............................ 684,077 87,329,270
Rexford Industrial Realty, Inc. ................ 174,103 6,741,268
STAG Industrial, Inc. ...................... 136,815 5,029,319
115,779,252
a
Insurance  —  1 .9%
Aflac, Inc. .............................. 357,877 39,463,097
Allstate Corp. (The) ....................... 194,834 40,554,697
American Financial Group, Inc. ............... 48,590 6,641,281
American International Group, Inc. ............. 408,457 34,943,496
Aon PLC , Class A ........................ 154,267 54,437,739
Arch Capital Group Ltd.
(a)
................... 263,042 25,230,989
Arthur J Gallagher & Co. .................... 186,380 48,233,280
Assurant, Inc. ........................... 36,785 8,859,667
Assured Guaranty Ltd. ..................... 34,217 3,075,082
Axis Capital Holdings Ltd. ................... 55,669 5,961,593
Brighthouse Financial, Inc.
(a)
................. 43,182 2,797,762
Brown & Brown, Inc. ....................... 212,963 16,973,151
Chubb Ltd. ............................. 269,551 84,132,258
Cincinnati Financial Corp. ................... 113,958 18,611,621
CNA Financial Corp. ....................... 18,180 867,913
Everest Group Ltd. ........................ 31,098 10,553,106
F&G Annuities & Life, Inc. ................... 11,487 354,374
Fidelity National Financial, Inc. ................ 191,664 10,462,938
First American Financial Corp. ................ 71,366 4,384,727
Globe Life, Inc. .......................... 61,050 8,538,453
Hanover Insurance Group, Inc. (The) ........... 26,491 4,841,760
Hartford Insurance Group, Inc. (The) ............ 206,667 28,478,713
Kemper Corp. ........................... 46,162 1,871,408
Kinsale Capital Group, Inc. .................. 16,033 6,270,827
Lincoln National Corp. ..................... 124,762 5,555,652
Loews Corp. ............................ 125,542 13,220,828
Markel Group, Inc.
(a)
....................... 9,163 19,697,243
Marsh & McLennan Companies, Inc. ............ 363,871 67,505,348
MetLife, Inc. ............................ 413,353 32,630,086
Security Shares Value
a
Insurance (continued)
Old Republic International Corp. ............... 167,935 $ 7,664,553
Primerica, Inc. ........................... 24,341 6,288,741
Principal Financial Group, Inc. ................ 163,165 14,392,785
Progressive Corp. (The) .................... 431,178 98,187,854
Prudential Financial, Inc. .................... 260,547 29,410,545
Reinsurance Group of America, Inc. ............ 48,309 9,828,949
RenaissanceRe Holdings Ltd. ................ 34,021 9,565,344
RLI Corp.
(b)
............................. 62,151 3,976,421
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 75,807 3,913,915
Travelers Companies, Inc. (The) ............... 164,142 47,611,029
Unum Group ............................ 124,386 9,639,915
W R Berkley Corp.
(b)
....................... 213,541 14,973,495
White Mountains Insurance Group Ltd.
(b)
......... 1,904 3,956,569
Willis Towers Watson PLC ................... 70,574 23,190,616
887,749,820
a
Interactive Media & Services  —  7 .6%
Alphabet, Inc. , Class A ..................... 4,286,819 1,341,774,347
Alphabet, Inc. , Class C , NVS ................. 3,490,512 1,095,322,666
IAC, Inc.
(a)
.............................. 53,732 2,100,921
Match Group, Inc. ........................ 181,867 5,872,485
Meta Platforms, Inc. , Class A ................. 1,610,197 1,062,874,938
Pinterest, Inc. , Class A
(a)
.................... 435,733 11,281,127
Reddit, Inc. , Class A
(a)
...................... 91,592 21,054,253
Trump Media & Technology Group Corp.
(a) (b)
....... 118,118 1,563,882
ZoomInfo Technologies, Inc.
(a)
................ 204,856 2,083,386
3,543,928,005
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 460,736 123,615,469
Akamai Technologies, Inc.
(a)
.................. 105,503 9,205,137
Amdocs Ltd. ............................ 82,307 6,626,537
Cloudflare, Inc. , Class A
(a)
................... 231,184 45,577,926
Cognizant Technology Solutions Corp. , Class A ..... 356,499 29,589,417
DXC Technology Co.
(a) (b)
.................... 130,827 1,916,615
EPAM Systems, Inc.
(a)
...................... 40,859 8,371,192
Gartner, Inc.
(a)
........................... 55,522 14,007,090
Globant SA
(a) (b)
.......................... 30,711 2,007,578
GoDaddy, Inc. , Class A
(a)
.................... 100,995 12,531,460
International Business Machines Corp. .......... 684,793 202,842,534
Kyndryl Holdings, Inc.
(a) (b)
................... 168,442 4,473,819
MongoDB, Inc. , Class A
(a)
................... 57,924 24,310,124
Okta, Inc. , Class A
(a) (b)
...................... 120,397 10,410,729
Snowflake, Inc.
(a)
......................... 242,138 53,115,392
Twilio, Inc. , Class A
(a)
...................... 103,885 14,776,602
VeriSign, Inc. ........................... 61,989 15,060,227
578,437,848
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 47,107 3,497,224
Hasbro, Inc. ............................ 97,103 7,962,446
Mattel, Inc.
(a)
............................ 235,892 4,680,097
YETI Holdings, Inc.
(a) (b)
..................... 63,074 2,785,979
18,925,746
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 209,334 28,484,077
Avantor, Inc.
(a)
........................... 484,913 5,557,103
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 14,203 4,303,367
Bio-Techne Corp.
(b)
........................ 116,845 6,871,655
Bruker Corp. ............................ 75,202 3,542,766
Charles River Laboratories International, Inc.
(a)
..... 35,823 7,145,972
Danaher Corp. .......................... 464,370 106,303,580
Illumina, Inc.
(a)
........................... 115,916 15,203,543
IQVIA Holdings, Inc.
(a)
...................... 124,312 28,021,168

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.
(a)
................... 16,337 $ 9,175,676
Mettler-Toledo International, Inc.
(a)
............. 15,333 21,377,115
QIAGEN N.V.
(b)
.......................... 158,353 7,121,134
Repligen Corp.
(a)
......................... 38,714 6,343,676
Revvity, Inc. ............................ 86,342 8,353,589
Sotera Health Co.
(a)
....................... 150,650 2,657,466
Tempus AI, Inc. , Class A
(a) (b)
.................. 70,839 4,183,043
Thermo Fisher Scientific, Inc. ................. 278,495 161,373,928
Waters Corp.
(a)
.......................... 43,580 16,552,991
West Pharmaceutical Services, Inc. ............ 52,429 14,425,315
456,997,164
a
Machinery  —  1 .7%
AGCO Corp. ............................ 46,990 4,901,997
Allison Transmission Holdings, Inc. ............. 61,499 6,020,752
Caterpillar, Inc. .......................... 341,481 195,624,220
CNH Industrial N.V. ....................... 642,800 5,926,616
Crane Co. .............................. 35,625 6,570,319
Cummins, Inc. ........................... 101,294 51,705,522
Deere & Co. ............................ 179,587 83,610,320
Donaldson Co., Inc. ....................... 85,463 7,577,150
Dover Corp. ............................ 99,547 19,435,556
Esab Corp. ............................. 41,808 4,670,790
Flowserve Corp.
(b)
........................ 97,868 6,790,082
Fortive Corp. ............................ 233,953 12,916,545
Gates Industrial Corp. PLC
(a) (b)
................ 186,648 4,007,333
Graco, Inc. ............................. 121,827 9,986,159
IDEX Corp. ............................. 56,352 10,027,275
Illinois Tool Works, Inc. ..................... 215,349 53,040,459
Ingersoll Rand, Inc. ....................... 297,329 23,554,403
ITT, Inc. ............................... 62,417 10,829,974
Lincoln Electric Holdings, Inc. ................ 39,834 9,545,820
Middleby Corp. (The)
(a)
..................... 37,041 5,506,885
Mueller Industries, Inc. ..................... 79,661 9,145,083
Nordson Corp. ........................... 39,597 9,520,307
Oshkosh Corp. .......................... 47,699 5,992,425
Otis Worldwide Corp. ...................... 290,333 25,360,588
PACCAR, Inc. ........................... 379,460 41,554,665
Parker-Hannifin Corp. ...................... 93,289 81,997,299
Pentair PLC ............................ 120,052 12,502,215
RBC Bearings, Inc.
(a)
...................... 22,763 10,207,612
Snap-on, Inc. ........................... 38,112 13,133,395
Stanley Black & Decker, Inc. ................. 114,340 8,493,175
Timken Co. (The) ......................... 45,548 3,831,953
Toro Co. (The) ........................... 72,688 5,721,999
Westinghouse Air Brake Technologies Corp. ....... 124,567 26,588,826
Xylem, Inc. ............................. 179,954 24,506,136
810,803,855
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a) (b)
........................... 40,850 4,500,853
a
Media  —  0 .4%
Charter Communications, Inc. , Class A
(a)
......... 61,659 12,871,316
Comcast Corp. , Class A .................... 2,665,516 79,672,273
DoubleVerify Holdings, Inc.
(a) (b)
................ 101,333 1,159,250
Fox Corp. , Class A , NVS .................... 154,989 11,325,046
Fox Corp. , Class B ........................ 109,785 7,128,340
Liberty Broadband Corp. , Series A
(a)
............ 12,286 593,168
Liberty Broadband Corp. , Series C , NVS
(a)
........ 81,439 3,957,935
New York Times Co. (The) , Class A ............. 118,628 8,235,156
News Corp. , Class A , NVS .................. 281,751 7,359,336
News Corp. , Class B
(b)
..................... 93,989 2,784,894
Nexstar Media Group, Inc. ................... 20,698 4,202,729
NIQ Global Intelligence PLC
(a)
................ 35,083 578,519
Security Shares Value
a
Media (continued)
Omnicom Group, Inc. ...................... 236,540 $ 19,100,605
Sirius XM Holdings, Inc. .................... 139,442 2,788,143
Trade Desk, Inc. (The) , Class A
(a)
.............. 329,796 12,519,056
174,275,766
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 191,389 10,170,411
Anglogold Ashanti PLC ..................... 373,254 31,831,101
Cleveland-Cliffs, Inc.
(a)
..................... 413,036 5,485,118
Freeport-McMoRan, Inc. .................... 1,052,078 53,435,042
MP Materials Corp. , Class A
(a) (b)
............... 95,155 4,807,231
Newmont Corp. .......................... 808,609 80,739,609
Nucor Corp. ............................ 168,747 27,524,323
Reliance, Inc. ........................... 38,792 11,205,845
Royal Gold, Inc. .......................... 60,344 13,413,868
Southern Copper Corp. ..................... 61,174 8,776,634
Steel Dynamics, Inc. ....................... 103,214 17,489,612
264,878,794
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 765,550 8,206,696
Annaly Capital Management, Inc. .............. 503,997 11,269,373
Rithm Capital Corp. ....................... 378,204 4,122,424
Starwood Property Trust, Inc. ................. 251,754 4,534,089
28,132,582
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 198,416 19,813,822
CenterPoint Energy, Inc. .................... 483,417 18,534,208
CMS Energy Corp. ........................ 220,644 15,429,635
Consolidated Edison, Inc. ................... 264,831 26,303,015
Dominion Energy, Inc. ...................... 626,994 36,735,579
DTE Energy Co. ......................... 152,891 19,719,881
NiSource, Inc. ........................... 344,994 14,406,949
Public Service Enterprise Group, Inc. ........... 368,364 29,579,629
Sempra ............................... 479,591 42,343,089
WEC Energy Group, Inc. .................... 240,119 25,322,950
248,188,757
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 115,073 7,765,126
Cousins Properties, Inc. .................... 122,072 3,147,016
Highwoods Properties, Inc. .................. 79,878 2,062,450
Kilroy Realty Corp. ........................ 84,612 3,161,951
Vornado Realty Trust ...................... 131,108 4,363,274
20,499,817
a
Oil, Gas & Consumable Fuels  —  2 .6%
Antero Midstream Corp. .................... 249,162 4,432,592
Antero Resources Corp.
(a)
................... 212,393 7,319,063
APA Corp. ............................. 258,519 6,323,375
Cheniere Energy, Inc. ...................... 157,130 30,544,501
Chevron Corp. ........................... 1,381,665 210,579,563
Chord Energy Corp. ....................... 43,087 3,994,165
Civitas Resources, Inc. ..................... 65,832 1,783,389
ConocoPhillips .......................... 922,319 86,338,282
Coterra Energy, Inc. ....................... 554,213 14,586,886
Devon Energy Corp. ....................... 456,854 16,734,562
Diamondback Energy, Inc. ................... 141,140 21,217,576
DT Midstream, Inc. ........................ 74,356 8,898,926
EOG Resources, Inc. ...................... 402,237 42,238,907
EQT Corp. ............................. 457,424 24,517,926
Expand Energy Corp. ...................... 167,696 18,506,931
Exxon Mobil Corp. ........................ 3,115,715 374,945,143
HF Sinclair Corp. ......................... 117,517 5,415,183
Kinder Morgan, Inc. ....................... 1,428,507 39,269,657

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. .................. 226,166 $ 36,781,377
Matador Resources Co. .................... 86,540 3,672,758
Occidental Petroleum Corp. .................. 519,090 21,344,981
ONEOK, Inc. ............................ 460,359 33,836,386
Ovintiv, Inc. ............................. 191,093 7,488,935
Permian Resources Corp. , Class A ............. 497,277 6,976,796
Phillips 66 .............................. 299,482 38,645,157
Range Resources Corp. .................... 172,680 6,088,697
Targa Resources Corp. ..................... 157,796 29,113,362
Texas Pacific Land Corp. .................... 42,522 12,213,169
Valero Energy Corp. ....................... 224,165 36,491,820
Viper Energy, Inc. , Class A .................. 124,083 4,793,326
Williams Companies, Inc. (The) ............... 896,475 53,887,112
1,208,980,503
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 47,095 3,803,392
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a) (b)
................... 84,082 4,229,325
American Airlines Group, Inc.
(a)
................ 486,798 7,462,613
Delta Air Lines, Inc. ....................... 482,094 33,457,324
Southwest Airlines Co. ..................... 346,695 14,328,904
United Airlines Holdings, Inc.
(a)
................ 239,162 26,743,095
86,221,261
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 95,934 2,564,316
Coty, Inc. , Class A
(a) (b)
...................... 285,810 880,295
elf Beauty, Inc.
(a) (b)
........................ 38,945 2,961,378
Estee Lauder Companies, Inc. (The) , Class A ...... 180,641 18,916,725
Kenvue, Inc. ............................ 1,396,121 24,083,087
49,405,801
a
Pharmaceuticals  —  3 .2%
Bristol-Myers Squibb Co. .................... 1,499,566 80,886,590
Corcept Therapeutics, Inc.
(a)
................. 69,052 2,403,010
Elanco Animal Health, Inc.
(a) (b)
................ 359,504 8,135,575
Eli Lilly & Co. ........................... 590,815 634,937,064
Jazz Pharmaceuticals PLC
(a)
................. 43,532 7,400,440
Johnson & Johnson ....................... 1,774,700 367,274,165
Merck & Co., Inc. ......................... 1,858,165 195,590,448
Organon & Co. .......................... 194,568 1,395,053
Perrigo Co. PLC ......................... 100,697 1,401,702
Pfizer, Inc. ............................. 4,191,220 104,361,378
Royalty Pharma PLC , Class A ................ 279,080 10,783,651
Viatris, Inc. ............................. 862,740 10,741,113
Zoetis, Inc. , Class A ....................... 329,983 41,518,461
1,466,828,650
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 113,824 3,300,896
Automatic Data Processing, Inc. ............... 300,507 77,299,416
Booz Allen Hamilton Holding Corp. , Class C ....... 89,054 7,512,596
Broadridge Financial Solutions, Inc. ............ 85,984 19,189,049
CACI International, Inc. , Class A
(a)
............. 16,206 8,634,719
Clarivate PLC
(a) (b)
......................... 300,551 1,003,840
Concentrix Corp. ......................... 33,416 1,389,437
Dayforce, Inc.
(a)
.......................... 114,726 7,934,450
Equifax, Inc. ............................ 91,713 19,899,887
ExlService Holdings, Inc.
(a)
.................. 116,255 4,933,862
FTI Consulting, Inc.
(a)
...................... 22,907 3,913,203
Genpact Ltd. ............................ 118,253 5,531,876
Jacobs Solutions, Inc. ...................... 87,330 11,567,732
KBR, Inc. .............................. 96,186 3,866,677
Leidos Holdings, Inc. ...................... 93,692 16,902,037
Security Shares Value
a
Professional Services (continued)
ManpowerGroup, Inc. ...................... 34,773 $ 1,033,801
Parsons Corp.
(a)
.......................... 38,814 2,398,705
Paychex, Inc. ........................... 236,823 26,566,804
Paycom Software, Inc. ..................... 38,031 6,060,620
Paylocity Holding Corp.
(a) (b)
.................. 32,340 4,931,850
Robert Half, Inc. ......................... 76,045 2,065,382
Science Applications International Corp. ......... 35,755 3,599,098
SS&C Technologies Holdings, Inc. ............. 155,000 13,550,100
TransUnion ............................. 142,580 12,226,235
Verisk Analytics, Inc. ....................... 102,643 22,960,213
288,272,485
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 218,553 35,141,137
CoStar Group, Inc.
(a)
....................... 307,352 20,666,348
Howard Hughes Holdings, Inc.
(a) (b)
.............. 24,266 1,935,699
Jones Lang LaSalle, Inc.
(a)
................... 34,523 11,615,954
Zillow Group, Inc. , Class A
(a) (b)
................ 34,624 2,362,396
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 119,538 8,154,882
79,876,416
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 249,645 8,013,605
AvalonBay Communities, Inc. ................ 104,469 18,941,274
Camden Property Trust ..................... 79,310 8,730,445
Equity LifeStyle Properties, Inc. ............... 139,725 8,468,732
Equity Residential ........................ 278,958 17,585,512
Essex Property Trust, Inc. ................... 47,034 12,307,857
Invitation Homes, Inc. ...................... 447,263 12,429,439
Mid-America Apartment Communities, Inc. ........ 86,362 11,996,546
Sun Communities, Inc. ..................... 92,975 11,520,532
UDR, Inc. .............................. 242,981 8,912,543
118,906,485
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 79,581 5,732,219
Brixmor Property Group, Inc. ................. 227,542 5,966,151
Federal Realty Investment Trust ............... 62,792 6,329,434
Kimco Realty Corp. ....................... 486,549 9,862,348
NNN REIT, Inc. .......................... 136,647 5,415,321
Realty Income Corp. ....................... 675,269 38,064,914
Regency Centers Corp. .................... 132,668 9,158,072
Simon Property Group, Inc. .................. 238,211 44,095,238
124,623,697
a
Semiconductors & Semiconductor Equipment  —  13 .1%
Advanced Micro Devices, Inc.
(a)
............... 1,187,660 254,349,266
Allegro MicroSystems, Inc.
(a) (b)
................ 90,871 2,397,177
Amkor Technology, Inc.
(b)
.................... 83,027 3,277,906
Analog Devices, Inc. ....................... 365,158 99,030,850
Applied Materials, Inc. ..................... 591,501 152,009,842
Astera Labs, Inc.
(a) (b)
....................... 92,686 15,419,243
Broadcom, Inc. .......................... 3,405,906 1,178,784,067
Cirrus Logic, Inc.
(a)
........................ 37,618 4,457,733
Enphase Energy, Inc.
(a)
..................... 97,031 3,109,843
Entegris, Inc. ............................ 110,564 9,315,017
First Solar, Inc.
(a)
......................... 74,572 19,480,444
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 74,442 2,599,515
Intel Corp.
(a)
............................ 3,254,131 120,077,434
KLA Corp. .............................. 97,036 117,906,503
Lam Research Corp. ...................... 925,956 158,505,148
Lattice Semiconductor Corp.
(a) (b)
............... 100,761 7,413,994
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 45,986 7,876,482
Marvell Technology, Inc. .................... 637,177 54,147,301
Microchip Technology, Inc. ................... 391,029 24,916,368

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ..................... 823,997 $ 235,176,984
MKS, Inc. .............................. 50,116 8,008,537
Monolithic Power Systems, Inc. ............... 34,006 30,821,678
NVIDIA Corp. ........................... 17,260,102 3,219,009,023
ON Semiconductor Corp.
(a)
.................. 309,732 16,771,988
Onto Innovation, Inc.
(a)
..................... 36,039 5,689,116
Qnity Electronics, Inc. ...................... 153,998 12,573,937
Qorvo, Inc.
(a) (b)
........................... 62,413 5,274,523
QUALCOMM, Inc. ........................ 795,109 136,003,394
Skyworks Solutions, Inc. .................... 112,589 7,139,268
Teradyne, Inc. ........................... 115,489 22,354,051
Texas Instruments, Inc. ..................... 670,351 116,299,195
Universal Display Corp. .................... 32,271 3,768,607
6,053,964,434
a
Software  —  10 .0%
Adobe, Inc.
(a)
............................ 308,265 107,889,667
Appfolio, Inc. , Class A
(a)
.................... 16,063 3,737,057
AppLovin Corp. , Class A
(a)
................... 175,861 118,498,659
Atlassian Corp. , Class A
(a)
................... 122,296 19,829,073
Aurora Innovation, Inc. , Class A
(a) (b)
............. 773,880 2,971,699
Autodesk, Inc.
(a)
.......................... 157,372 46,583,686
Bentley Systems, Inc. , Class B
(b)
............... 115,656 4,414,011
BILL Holdings, Inc.
(a)
....................... 67,704 3,692,576
Cadence Design Systems, Inc.
(a)
.............. 200,829 62,775,129
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 442,307 3,516,341
Circle Internet Group, Inc.
(a) (b)
................. 34,791 2,758,926
Confluent, Inc. , Class A
(a) (b)
.................. 203,366 6,149,788
Crowdstrike Holdings, Inc. , Class A
(a)
............ 182,342 85,474,636
Datadog, Inc. , Class A
(a)
.................... 230,203 31,305,306
Docusign, Inc.
(a)
.......................... 147,796 10,109,246
Dolby Laboratories, Inc. , Class A .............. 45,608 2,928,946
Dropbox, Inc. , Class A
(a)
.................... 136,635 3,798,453
Dynatrace, Inc.
(a)
......................... 218,094 9,452,194
Elastic N.V.
(a)
............................ 64,310 4,851,546
Fair Isaac Corp.
(a)
......................... 17,248 29,159,814
Fortinet, Inc.
(a)
........................... 467,875 37,153,954
Gen Digital, Inc. .......................... 400,757 10,896,583
Gitlab, Inc. , Class A
(a)
...................... 97,198 3,647,841
Guidewire Software, Inc.
(a)
................... 62,158 12,494,380
HubSpot, Inc.
(a)
.......................... 37,355 14,990,561
Intuit, Inc. .............................. 201,357 133,382,904
Manhattan Associates, Inc.
(a) (b)
................ 43,950 7,616,974
Microsoft Corp. .......................... 5,469,480 2,645,149,918
nCino, Inc.
(a) (b)
........................... 78,338 2,008,586
Nutanix, Inc. , Class A
(a)
..................... 188,588 9,748,114
Oracle Corp. ............................ 1,241,404 241,962,054
Palantir Technologies, Inc. , Class A
(a)
........... 1,610,888 286,335,342
Palo Alto Networks, Inc.
(a)
................... 495,238 91,222,840
Pegasystems, Inc. ........................ 63,007 3,762,778
Procore Technologies, Inc.
(a) (b)
................ 84,184 6,123,544
PTC, Inc.
(a)
............................. 88,567 15,429,257
RingCentral, Inc. , Class A
(a) (b)
................. 63,152 1,823,830
Roper Technologies, Inc. .................... 79,301 35,299,254
Rubrik, Inc. , Class A
(a) (b)
..................... 98,596 7,540,622
SailPoint, Inc.
(a) (b)
......................... 44,177 893,701
Salesforce, Inc. .......................... 688,553 182,404,575
Samsara, Inc. , Class A
(a)
.................... 230,177 8,159,775
SentinelOne, Inc. , Class A
(a)
.................. 219,813 3,297,195
ServiceNow, Inc.
(a)
........................ 762,166 116,756,209
Strategy, Inc. , Class A
(a) (b)
................... 197,509 30,011,493
Synopsys, Inc.
(a)
......................... 136,233 63,991,365
Teradata Corp.
(a)
......................... 74,535 2,268,845
Trimble, Inc.
(a) (b)
.......................... 175,045 13,714,776
Tyler Technologies, Inc.
(a) (b)
.................. 31,704 14,392,031
Security Shares Value
a
Software (continued)
UiPath, Inc. , Class A
(a)
..................... 293,916 $ 4,817,283
Unity Software, Inc.
(a)
...................... 233,823 10,327,962
Workday, Inc. , Class A
(a)
.................... 158,062 33,948,556
Zoom Communications, Inc. , Class A
(a)
.......... 192,247 16,588,994
Zscaler, Inc.
(a) (b)
.......................... 71,736 16,134,861
4,644,193,710
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 344,172 60,426,278
Crown Castle, Inc. ........................ 318,743 28,326,690
CubeSmart ............................. 164,153 5,917,716
Digital Realty Trust, Inc. .................... 253,727 39,254,104
EPR Properties .......................... 53,983 2,693,752
Equinix, Inc. ............................ 72,117 55,253,161
Extra Space Storage, Inc. ................... 154,498 20,118,730
Fermi, Inc.
(a) (b)
........................... 25,070 200,560
Gaming and Leisure Properties, Inc. ............ 199,847 8,931,162
Iron Mountain, Inc. ........................ 217,703 18,058,464
Lamar Advertising Co. , Class A ............... 65,049 8,233,902
Millrose Properties, Inc. , Class A ............... 112,971 3,374,444
National Storage Affiliates Trust ............... 50,398 1,421,728
Public Storage ........................... 116,576 30,251,472
Rayonier, Inc. ........................... 117,097 2,535,150
SBA Communications Corp. , Class A ............ 79,615 15,399,929
VICI Properties, Inc. ....................... 783,290 22,026,115
Weyerhaeuser Co. ........................ 534,983 12,673,747
335,097,104
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 20,221 4,175,232
AutoZone, Inc.
(a)
......................... 12,263 41,589,964
Bath & Body Works, Inc. .................... 158,879 3,190,290
Best Buy Co., Inc. ........................ 141,990 9,503,391
Burlington Stores, Inc.
(a)
.................... 46,684 13,484,673
CarMax, Inc.
(a) (b)
.......................... 112,954 4,364,543
Carvana Co. , Class A
(a)
..................... 99,687 42,069,908
Chewy, Inc. , Class A
(a)
..................... 153,655 5,078,298
Dick's Sporting Goods, Inc. .................. 46,616 9,228,569
Five Below, Inc.
(a)
......................... 40,130 7,558,887
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 77,672 4,729,448
GameStop Corp. , Class A
(a) (b)
................. 299,815 6,020,285
Gap, Inc. (The) .......................... 169,361 4,335,642
Home Depot, Inc. (The) .................... 734,276 252,664,372
Lithia Motors, Inc. , Class A .................. 18,810 6,251,127
Lowe's Companies, Inc. .................... 412,507 99,480,188
Murphy USA, Inc. ........................ 13,216 5,332,920
O'Reilly Automotive, Inc.
(a)
................... 621,252 56,664,395
Penske Automotive Group, Inc. ............... 13,072 2,069,167
RH
(a) (b)
................................ 10,711 1,918,876
Ross Stores, Inc. ......................... 236,905 42,676,067
TJX Companies, Inc. (The) .................. 823,250 126,459,432
Tractor Supply Co. ........................ 391,870 19,597,419
Ulta Beauty, Inc.
(a)
........................ 33,160 20,062,132
Valvoline, Inc.
(a)
.......................... 96,108 2,792,898
Wayfair, Inc. , Class A
(a) (b)
.................... 70,588 7,087,741
Williams-Sonoma, Inc. ..................... 87,005 15,538,223
813,924,087
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 10,751,555 2,922,917,742
Dell Technologies, Inc. , Class C ............... 234,917 29,571,352
Hewlett Packard Enterprise Co. ............... 963,552 23,144,519
HP, Inc. ............................... 691,075 15,397,151
NetApp, Inc. ............................ 147,051 15,747,692
Pure Storage, Inc. , Class A
(a)
................. 229,897 15,405,398

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
.......................... 99,082 $ 23,520,085
Super Micro Computer, Inc.
(a) (b)
................ 377,225 11,041,376
Western Digital Corp. ...................... 250,904 43,223,232
3,099,968,547
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a) (b)
...................... 109,592 4,093,261
Birkenstock Holding PLC
(a)
.................. 39,125 1,600,213
Columbia Sportswear Co. ................... 19,120 1,053,321
Crocs, Inc.
(a) (b)
........................... 41,973 3,589,531
Deckers Outdoor Corp.
(a)
.................... 108,714 11,270,380
Lululemon Athletica, Inc.
(a)
................... 77,322 16,068,285
NIKE, Inc. , Class B ....................... 850,097 54,159,680
On Holding AG , Class A
(a) (b)
.................. 161,826 7,521,672
PVH Corp. ............................. 35,121 2,353,809
Ralph Lauren Corp. , Class A ................. 27,938 9,879,156
Tapestry, Inc. ............................ 151,928 19,411,841
Under Armour, Inc. , Class A
(a) (b)
............... 144,366 717,499
Under Armour, Inc. , Class C , NVS
(a) (b)
........... 144,432 693,274
VF Corp. .............................. 260,660 4,712,733
137,124,655
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 1,243,176 71,681,528
Philip Morris International, Inc. ................ 1,148,986 184,297,355
255,978,883
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 75,949 4,878,204
Applied Industrial Technologies, Inc. ............ 27,981 7,184,681
Core & Main, Inc. , Class A
(a) (b)
................ 141,872 7,373,088
Fastenal Co. ............................ 843,670 33,856,477
Ferguson Enterprises, Inc. ................... 142,256 31,670,453
FTAI Aviation Ltd. ......................... 74,829 14,730,089
MSC Industrial Direct Co., Inc. , Class A .......... 32,013 2,692,293
QXO, Inc.
(a) (b)
............................ 451,876 8,716,688
SiteOne Landscape Supply, Inc.
(a) (b)
............. 33,617 4,187,334
United Rentals, Inc. ....................... 47,235 38,228,230
Watsco, Inc. ............................ 25,522 8,599,638
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc. ................... 35,195 $ 8,610,105
WW Grainger, Inc. ........................ 32,537 32,831,460
203,558,740
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 143,284 18,698,562
Essential Utilities, Inc. ...................... 209,280 8,027,981
26,726,543
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
Millicom International Cellular SA
(a)
............. 75,459 4,183,447
T-Mobile U.S., Inc. ........................ 355,353 72,150,873
76,334,320
a
Total Long-Term Investments — 99.8%
(Cost: $ 39,615,333,023 ) .............................. 46,237,246,421
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (e) (f)
...................... 213,418,738 213,525,447
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (e)
............................ 52,347,157 52,347,157
a
Total Short-Term Securities — 0.6%
(Cost: $ 265,695,609 ) ................................ 265,872,604
Total Investments — 100.4%
(Cost: $ 39,881,028,632 ) .............................. 46,503,119,025
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (190,464,832)
Net Assets — 100.0% ................................. $ 46,312,654,193
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 337,521,570  $ —  $ (124,039,493)
(a)
$ 47,876  $ (4,506) $ 213,525,447  213,418,738  $ 1,613,500
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 55,868,399  —  (3,521,242)
(a)
—  —  52,347,157  52,347,157  1,649,264  —
BlackRock, Inc. .... 100,685,596  42,646,768  (36,889,637) 13,496,151  323,454  120,262,332  112,359  1,717,013  —
$ 13,544,027  $ 318,948
$ 386,134,936
$ 4,979,777  $ —

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 190 03/20/26 $ 65,479 $ (580,636)
E-Mini S&P MidCap 400 Index ............................................................ 14 03/20/26 4,655 (117,086)
$ (697,722)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 46,237,246,421  $ —  $ —  $ 46,237,246,421
Short-Term Securities
Money Market Funds ...................................... 265,872,604  —  —  265,872,604
$ 46,503,119,025  $ —  $ —  $ 46,503,119,025
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (697,722) $ —  $ —  $ (697,722)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust